Financial Assets at Fair Value Through Profit or Loss - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss
Changes in fair value of financial assets at fair value through profit or loss	$ 1,472	$ 1,363	$ 1,655